Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [text block] [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]
	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2018	809	538	173	1,520
Additions*	159	15	146	320
Derecognition for terminated agreements	(45)	(9)	(11)	(65)
Changes in agreements (mainly extension of the agreement periods) and revaluation	43	81	(22)	102
Balance as at December 31, 2018	966	625	286	1,877
Additions*	146	34	28	208
Derecognition for terminated agreements	(71)	(13)	(27)	(111)
Balance as at December 31, 2019	1,041	646	287	1,974
Amortization and impairment losses
Balance as at January 1, 2018	-	-	-	-
Amortization for the year	190	120	113	423
Derecognition for terminated agreements	(18)	(4)	(9)	(31)
Changes in agreements and other	(3)	(1)	(18)	(22)
Impairment loss	-	-	3	3
Balance as at December 31, 2018	169	115	89	373
Amortization for the year	185	120	110	415
Derecognition for terminated agreements	(65)	(5)	(25)	(95)
Changes in agreements and other	(4)	(2)	(21)	(27)
Impairment loss (see Note 9)	82	45	(1)	126
Balance as at December 31, 2019	367	273	152	792
Carrying amount
January 1, 2018	809	538	173	1,520

December 31, 2018	797	510	197	1,504

December 31, 2019	674	373	135	1,182
*	Additions for new agreements and amendments to existing agreements

Schedule of liability for a lease
	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS
Balance as at January 1, 2018	809	538	188	1,535
Additions *	204	101	141	446
Disposals	(27)	(5)	(2)	(34)
Financing expenses for lease liabilities	14	9	3	26
Payments for a lease	(190)	(124)	(108)	(422)
Balance as at December 31, 2018	810	519	222	1,551
Additions *	150	32	53	235
Disposals	(6)	(8)	(2)	(16)
Financing expenses for lease liabilities	16	9	4	29
Payments for a lease	(180)	(124)	(110)	(414)
Balance as at December 31, 2019	790	428	167	1,385

Carrying amount as at December 31,2018
Current maturities of a lease liability	203	124	118	445
Long-term liabilities for a lease	607	395	104	1,106
Total balance as at December 31, 2018	810	519	222	1,551

Carrying amount as at December 31,2019
Current maturities of a lease liability	197	123	96	416
Long-term liabilities for a lease	593	305	71	969
Total balance as at December 31, 2019	790	428	167	1,385
*	Additions for new agreements and amendments to existing agreements

Disclosure of maturity analysis of operating lease payments [text block]
Expected payment dates	December 31, 2019
NIS
Up to one year	419
1-5 years	743
More than five years	320
Total	1,482